Commitments and Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
2018			$ 71,662
Remaining 2018	$ 19,311
2019	78,887		78,887
2020	80,492		80,492
2021	72,677		72,677
2022	73,538		73,538
Thereafter	528,803		528,803
Total	853,708		906,059
Griffin Capital Essential Asset REIT, Inc. [Member]
Operating Leased Assets [Line Items]
Rent expense			400	$ 400
2018			231,620
Remaining 2018	61,164
2019	226,557		210,449
2020	204,640		188,653
2021	191,182		174,053
2022	182,708		164,494
Thereafter	803,849		664,226
Total	1,670,100		1,633,495
Griffin Capital Essential Asset REIT, Inc. [Member] | Ground Lease
Operating Leased Assets [Line Items]
Rent expense	1,300	$ 1,300
2018			198
Remaining 2018	258
2019	1,032		198
2020	1,032		198
2021	1,032		198
2022	1,072		218
Thereafter	200,446		33,631
Total	$ 204,872		$ 34,641